Summary of Significant Accounting Policies (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ (20,103,425)	$ (5,090,988)	$ (5,090,988)
Change in fair value of derivative liabilities included in net loss for the three months ended March 31, 2014 and2013, respectively	7,329,526		(12,877,675)	(3,688,353)
Additions - warrant instruments			(373,699)	(119,029)
Additions conversion feature of Series A preferred stock			(1,761,063)	(1,283,606)
Ending balance	$ (12,773,899)	$ (5,090,988)	$ (20,103,425)	$ (5,090,988)